UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:
811-22870

Stone Ridge Trust II
(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor
New York, NY 10022
 (Address of principal executive offices) (Zip code)

Stone Ridge Trust II
510 Madison Avenue, 21st Floor
New York, NY 10022
(Name and address of agent for service)

1-855-609-3680
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period:  July 31, 2015

Item 1. Schedule of Investments.

STONE RIDGE REINSURANCE RISK PREMIUM INTERVAL FUND
Schedule of Investments as of July 31, 2015 (Unaudited)

	PRINCIPAL
	AMOUNT	FAIR VALUE
EVENT LINKED BONDS - 14.1%
China - 0.1%
Earthquake - 0.1%
Panda Re 2015-1
4.131%, 06/30/2018 (a)(b)(c)	$2,935,000	$2,929,247

Global - 3.5%
Earthquake - 0.2%
Market Re 2014-4 Class A
4.000%, 06/15/2016 (a)(b)(c)	2,802,000	2,815,450
Market Re 2014-4 Class B
4.000%, 06/15/2016 (a)(b)(c)	1,019,000	1,023,891
		3,839,341
Mortality/Longevity - 1.0%
Chesterfield Re 2014-1
4.500%, 12/15/2034 (c)	4,584,528	4,605,960
Vitality Re VI Class B
2.181%, 01/08/2018 (a)(b)(c)	19,000,000	18,999,050
		23,605,010
Multiperil - 2.2%
Atlas IX 2015-1
7.119%, 01/07/2019 (a)(b)(c)	8,516,000	8,431,692
Galileo Re 2015-1 Class A
13.581%, 01/08/2018 (a)(b)(c)	15,778,000	15,740,922
IBRD Re 2014-1
6.722%, 10/07/2017 (a)(b)(c)	5,000,000	4,917,500
Kilimanjaro Re 2014-1 Class B
4.581%, 04/30/2018 (a)(b)(c)	14,504,000	14,015,940
Loma Re 2013-1 A
8.341%, 01/08/2018 (a)(b)(c)	335,000	342,822
Loma Re 2013-1 B
10.641%, 01/08/2018 (a)(b)(c)	1,005,000	1,029,773
Loma Re 2013-1 C
16.571%, 01/08/2018 (a)(b)(c)	1,739,000	1,788,475
Venterra Re 2013-1 A
3.831%, 01/09/2017 (a)(b)(c)	2,154,000	2,150,769
		48,417,893
Windstorm - 0.1%
Queen Street X Re
5.831%, 06/08/2018 (a)(b)(c)	1,721,000	1,694,755
		77,556,999
Japan - 0.2%
Earthquake - 0.2%
Kizuna Re II Class A
2.331%, 04/06/2018 (a)(b)(c)	2,500,000	2,505,750
Nakama Re
2.581%, 04/13/2018 (a)(b)(c)	1,500,000	1,505,700
Nakama Re 2014-2 Class 1
2.206%, 01/16/2019 (a)(b)(c)	1,000,000	999,150
		5,010,600
Mexico - 0.2%
Windstorm - 0.2%
MultiCat Mexico 2012-1 C
7.581%, 12/04/2015 (a)(b)(c)	4,000,000	3,922,400

Turkey - 0.1%
Earthquake - 0.1%
Bosphorus 1 Re 2013-1 A
2.581%, 05/03/2016 (a)(b)(c)	1,250,000	1,244,438

United States - 10.0%
Earthquake - 0.4%
Golden State Re II
2.281%, 01/08/2019 (a)(b)(c)	5,400,000	5,364,360
Lakeside Re III
8.081%, 01/08/2016 (a)(b)(c)	1,250,000	1,266,625
Merna Re 2015-1
2.081%, 04/09/2018 (a)(b)(c)	2,522,000	2,503,211
		9,134,196
Multiperil - 3.8%
East Lane Re VI
2.831%, 03/14/2018 (a)(b)(c)	14,443,000	14,089,869
East Lane VI 2015-1
3.831%, 03/13/2023 (a)(b)(c)	13,213,000	13,076,906
Residential Re 2015-1 Class 10
11.081%, 06/06/2019 (a)(b)(c)	8,197,000	8,218,312
Residential Re 2015-1 Class 11
6.081%, 06/06/2019 (a)(b)(c)	8,915,000	8,897,170
Residential Re 2014-1 10
15.081%, 06/06/2018 (a)(b)(c)	10,338,000	10,427,940
Residential Re 2014-1 13
3.581%, 06/06/2018 (a)(b)(c)	2,859,000	2,865,433

Riverfront Re 2014
4.081%, 01/06/2017 (a)(b)(c)	4,022,000	3,945,180
Sanders Re 2014-1 D
3.941%, 05/28/2019 (a)(b)(c)	21,295,000	20,582,682
Skyline Re 2014-1 A
14.081%, 01/23/2017 (a)(b)(c)	2,166,000	2,235,529
		84,339,021
Windstorm - 5.8%
Alamo Re 2015-1 Class A
5.981%, 06/07/2018 (a)(b)(c)	1,903,000	1,895,483
Alamo Re 2015-1 Class B
4.681%, 06/07/2018 (a)(b)(c)	809,000	807,746
Alamo Re Ltd.
5.321%, 06/07/2017 (a)(b)(c)	892,000	889,681
Citrus Re 2014-1
4.541%, 04/18/2017 (a)(b)(c)	944,000	917,426
Citrus Re 2014-2
4.361%, 04/24/2017 (a)(b)(c)	1,483,000	1,441,773
Citrus Re 2015-1 Class A
4.971%, 04/09/2018 (a)(b)(c)	11,501,000	11,207,724
Citrus Re 2015-1 Class B
6.401%, 04/09/2018 (a)(b)(c)	17,253,000	16,840,653
Citrus Re 2015-1 Class C
9.561%, 04/09/2018 (a)(b)(c)	5,319,000	5,172,728
Compass Re II 2015-1
9.762%, 12/08/2015 (a)(b)(c)(d)	16,680,000	15,976,104
Cranberry Re 2015-1
3.881%, 07/06/2018 (a)(b)(c)	5,044,000	5,053,584
Everglades Re 2014
7.531%, 04/28/2017 (a)(b)(c)	17,758,000	18,006,612
Everglades Re II 2015-1
5.231%, 05/03/2018 (a)(b)(c)	10,000,000	9,937,500
Gator Re 2014
6.761%, 01/09/2017 (a)(b)(c)	13,724,000	12,471,685
Kilimanjaro Re 2014-1 Class A
4.831%, 04/30/2018 (a)(b)(c)	9,740,000	9,510,136
Manatee Re 2015-1
5.081%, 12/22/2017 (a)(b)(c)	4,571,000	4,499,007
Market Re 2015-2
6.950%, 06/07/2018 (a)(b)(c)(d)	5,272,000	5,295,724
Pelican Re 2013-1 A
6.081%, 05/15/2017 (a)(b)(c)	8,000,000	8,064,800
		127,988,366
		221,461,583
TOTAL EVENT LINKED BONDS (Cost $316,546,369)		312,125,267

PARTICIPATION NOTES (QUOTA SHARES) - 12.3%
Global - 9.1%
Multiperil - 9.1%
Eden Re 2015-1
04/19/2018 (a)(e)(f)(g) (Cost: $7,000,000; Acquisition Date: 12/29/2014)	7,000,000	7,425,142
Eden Re II 2015-1
04/19/2018 (a)(e)(f)(g) (Cost: $154,751,812; Original Acquisition Date: 12/12/2014)	154,250,000	158,644,490
Sector Re V LTD Series 5 Class A
03/01/2020 (a)(f)(g) (Cost: $2,492,759; Acquisition Date: 04/27/2015)	2,492,759	2,537,130
Sector Re V LTD Series 5 Class F
03/01/2020 (a)(f)(g) (Cost: $17,250,000; Acquisition Date: 04/27/2015)	17,250,000	17,406,975
Silverton Re 2014-1
09/16/2016 (a)(e)(g) (Cost: $215,000; Acquisition Date: 12/18/2013)	215,000	286,145
Silverton Re 2015-1
12/18/2015 (a)(e)(f)(g) (Cost: $14,040,451; Acquisition Date: 12/18/2014)	14,000,000	15,672,248
		201,972,130
United States - 3.2%
Multiperil - 3.2%
Sector Re V LTD Series 5 Class G
06/26/2016 (a)(f)(g) (Cost: $71,330,000; Acquisition Date: 06/26/2015)	71,330,000	71,429,862
TOTAL PARTICIPATION NOTES (QUOTA SHARES) (Cost $267,080,022)		273,401,992

	SHARES	FAIR VALUE
PREFERENCE SHARES (QUOTA SHARES) - 66.4%
Canada - 0.7%
Multiperil - 0.7%
Awosting (Kane Segregated Account Company) (a)(g) (Cost: $20,393,592; Original Acquisition Date: 12/27/2013)	112	16,293,127
Global - 59.1%
Marine/Energy - 0.3%
Victoria (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $5,180,502; Original Acquisition Date: 01/30/2014)	5,159	5,695,249
Multiperil - 58.8%
Altair Re II (a)(g) (Cost: $7,332,515; Original Acquisition Date: 12/27/2013)	15,632,172	2,663,722
Altair Re III (a)(f)(g) (Cost: $34,877,500; Original Acquisition Date: 12/23/2014)	35,000,000	36,232,000
Arenal (Kane Segregated Account) (a)(e)(f)(g) (Cost: $61,758,224; Acquisition Date: 05/07/2015)	61,758	63,711,721
Axis Ventures Re Cell 0003 (a)(e)(f)(g) (Cost: $56,732,077; Acquisition Date: 03/05/2015)	730,000	40,782,944
Axis Ventures Re Cell 0004 (a)(e)(f)(g) (Cost: $50,000,000; Acquisition Date: 07/02/2015)	500,000	50,539,803
Banff (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $29,715,000; Acquisition Date: 01/22/2015)	29,715	30,694,813
Biscayne (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $38,714,888; Original Acquisition Date: 04/30/2014)	38,655	43,186,418
Cardinal Re 2015-1 (a)(e)(f)(g) (Cost: $55,309,879; Acquisition Date: 07/29/2015)	100	55,253,199
Carlsbad (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $100; Acquisition Date: 04/01/2014)	100	100
Carlsbad 2 (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $133,003,576; Original Acquisition Date: 04/28/2014)	132,800	135,332,104
Cumberland (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $19,500,000; Acquisition Date: 04/10/2015)	19,500	21,021,003

Decker (Kane Segregated Account Company) (a)(e)(g) (Cost: $8,012,643; Acquisition Date: 12/26/2013)	100	8,839,196
Denali (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $75,060,000; Acquisition Date: 01/05/2015)	75,060	79,035,445
Hatteras (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $43,768,000; Acquisition Date: 12/30/2014)	43,768	46,397,159
Hilo (Kane Segregated Account) (a)(e)(f)(g) (Cost: $5,155,976; Acquisition Date: 06/09/2015)	5,156	5,297,654
Hudson Alexander (Mt. Logan Re) (a)(g) (Cost: $40,000,000; Acquisition Date: 01/02/2014)	40,000	40,964,464
Hudson Charles (Mt. Logan Re) (a)(g) (Cost: $30,000,000; Acquisition Date: 01/02/2014)	30,000	32,006,532
Hudson Charles 2 (Mt. Logan Re) (a)(g) (Cost: $8,465,500; Acquisition Date: 04/02/2014)	8,466	8,689,695
Hudson Charles 3 (Mt. Logan Re) (a)(g) (Cost: $14,650,000; Acquisition Date: 06/19/2014)	14,650	14,870,934
Hudson Paul (Mt. Logan Re) (a)(g) (Cost: $30,000,000; Acquisition Date: 01/02/2014)	30,000	34,254,207
Hudson Paul 3 (Mt. Logan Re) (a)(g) (Cost: $8,465,500; Acquisition Date: 04/02/2014)	8,466	9,053,690
Kona (Kane Segregated Account) (a)(e)(f)(g) (Cost: $5,873,000; Acquisition Date: 07/23/2015)	5,873	5,907,488
La Ruta (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $23,765,000; Acquisition Date: 03/30/2015)	23,765	24,102,278
Latigo (Kane Segregated Account Company) (a)(e)(g) (Cost: $98,121,720; Original Acquisition Date: 01/06/2014)	358	107,683,481
LRe 2015 (a)(e)(f)(g) (Cost: $33,255,235; Acquisition Date: 03/31/2015)	332,552	34,937,561
Mackinac (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $25,426,251; Acquisition Date: 02/05/2015)	22,136	26,559,353
Minnewaska (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $17,856,197; Original Acquisition Date: 05/30/2014)	16,755	19,837,140
Mohonk (Kane Segregated Account Company) (a)(e)(g) (Cost: $75,061,438; Acquisition Date: 12/24/2013)	100	79,251,938
Mojave (Kane Segregated Account Company) (a)(f)(g) (Cost: $37,500,000; Acquisition Date: 12/30/2014)	37,500	39,527,715
Mulholland (Kane Segregated Account Company) (a)(e)(g) (Cost: $12,271,287; Acquisition Date: 12/26/2013)	100	13,475,290
Revelstoke (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $15,077,000; Acquisition Date: 01/28/2015)	15,077	15,128,071
Rondout (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $64,420,273; Original Acquisition Date: 06/19/2014)	62,734	72,469,409
Skytop (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $11,991,913; Acquisition Date: 01/09/2014)	100	17,182,451
SR0001 (Horseshoe Re Segregated Account) (a)(e)(f)(g) (Cost: $17,618,550; Acquisition Date: 07/10/2015)	1,000	17,691,796
Tallgrass (Kane Segregated Account Company) (a)(f)(g) (Cost: $37,500,000; Acquisition Date: 12/30/2014)	37,500	37,773,656
Turrialba (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $10,061,000; Acquisition Date: 03/31/2015)	10,061	10,334,491
Yellowstone (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $17,407,025; Acquisition Date: 01/08/2014)	100	23,903,457
		1,304,592,378
		1,310,287,627
United States - 6.6%
Agriculture - 4.3%
Axis Venture Re Cell 0002 (a)(e)(f)(g) (Cost: $11,356,800; Acquisition Date: 08/29/2014)	113,568	3,273,038
Bayswater (Kane Segregated Account Company) (a)(e)(g) (Cost: $20,310,577; Acquisition Date: 06/16/2014)	26,899	23,462,789
Demeter Re 2015 Class A (a)(e)(f)(g) (Cost: $22,750,000; Acquisition Date: 05/20/2015)	227,500	22,857,234
Demeter Re 2015 Class C (a)(e)(f)(g) (Cost: $4,500,000; Acquisition Date: 05/20/2015)	45,000	4,638,628
Hanalei (Kane Segregated Account Company) (a)(e)(f)(g) (Cost: $40,885,000; Acquisition Date: 06/22/2015)	40,885	41,101,229
		95,332,918
Windstorm - 2.3%
Fescue (Mt. Logan Re) (a)(f)(g) (Cost: $50,000,000; Acquisition Date: 06/11/2015)	50,000	50,369,290
		145,702,208
TOTAL PREFERENCE SHARES (QUOTA SHARES) (Cost $1,429,103,739)		1,472,282,962

PRIVATE FUND UNITS - 5.8%
Global - 5.8%
Multiperil - 5.8%
Aeolus Property Catastrophe Keystone Fund (a)(e)(g) (Cost: $56,368; Acquisition Date: 01/01/2014)	56	68,507
Aeolus Property Catastrophe Midyear Keystone Fund (a)(e)(g) (Cost: $1,955,313; Acquisition Date: 05/23/2014)	1,955	2,312,574
Aeolus Property Catastrophe J15 Keystone Fund (a)(e)(f)(g) (Cost: $62,511,849; Original Acquisition Date: 12/18/2014)	62,512	65,710,314
Aeolus Property Catastrophe MY15 Keystone Fund (a)(e)(f)(g) (Cost: $60,045,727; Original Acquisition Date: 05/20/2015)	60,046	61,340,135
TOTAL PRIVATE FUND UNITS (Cost $124,569,257)		129,431,530

SHORT-TERM INVESTMENTS - 1.4%
Money Market Fund - 1.4%
Fidelity Institutional Money Market Fund - Money Market Portfolio - Institutional Class - 0.11% (h)	6,303,318	6,303,318
First American Government Obligations Fund - Class Z - 0.01% (h)	6,303,319	6,303,319
First American Prime Obligations Fund - Class Z - 0.04% (h)	6,303,319	6,303,319
Short Term Investments Trust - Liquid Assets Portfolio - Institutional Class - 0.11% (h)	6,303,318	6,303,318
Short Term Investments Trust - Treasury Portfolio - Institutional Class - 0.02% (h)	6,303,318	6,303,318
TOTAL SHORT-TERM INVESTMENTS (Cost $31,516,592)		31,516,592

TOTAL INVESTMENTS (Cost $2,168,815,979) - 100.0%		2,218,758,343
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%		444,945
TOTAL NET ASSETS - 100.0%		$2,219,203,288

Principal amounts stated in U.S. dollars unless otherwise stated.

Country shown is geographic area of peril risk.
Percentages are stated as a percent of net assets.
(a)
Foreign issued security. Total foreign securities by country of domicile are $2,182,635,791.  Foreign concentration is as follows: Bermuda: 93.7%, Cayman Islands: 4.0%, Ireland: 0.5%, Supranational: 0.2%.

(b)	Variable rate security. The rate shown is as of July 31, 2015.
(c)
Security is restricted to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2015 was $312,125,267, which represents 14.1% of net assets.

(d)	Zero-coupon bond. The rate shown is the yield to maturity.
(e)	Security is fair valued by the Adviser pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $1,461,043,485, which represents 65.8% of net assets.
(f)	Non-income producing security.
(g)	Security is restricted to resale. The aggregate value of these securities at July 31, 2015 was $1,875,116,484, which represents 84.5% of net assets.
(h)	Rate shown is the 7-day effective yield.

Schedule of Open Futures Contracts

	NUMBER OF		UNREALIZED
	CONTRACTS	NOTIONAL	APPRECIATION
DESCRIPTION	SOLD	VALUE	(DEPRECIATION)
Australian Dollar, September 2015 Settlement	534	$38,853,834	$1,948,165
Canadian Dollar, September 2015 Settlement	209	15,959,240	957,615
Euro Fx, September 2015 Settlement	188	25,781,850	762,165
U.S. Treasury 5-Year Note, September 2015 Settlement	33	3,954,844	(19,923)
Total Futures Contracts Sold		$84,549,768	$3,648,022

The accompanying footnotes are an integral part of these Schedules of Investments.

The cost basis of investments for federal income tax purposes at July 31, 2015 was as follows:

Stone Ridge Reinsurance Risk Premium Interval Fund

Cost of investments	$2,168,815,979
Unrealized Appreciation	$88,928,855
Unrealized Depreciation	(38,986,491)
Net unrealized appreciation	$49,942,364

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

1. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation and Fair Value Measurement
In determining the net asset value (“NAV”) of the Fund’s shares, investments in open-end mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the Trust.  Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

Debt securities with a remaining maturity in excess of 60 days, including corporate debt securities and municipal debt securities, collateralized mortgage obligations, loans, and other asset-backed securities are valued daily using the mean between the closing bid and asked prices provided by either a pricing service or two independent brokers.  Debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates fair value.

Event-linked bonds (catastrophe bonds) are valued using average firm bids from at least two independent brokers or at least one firm bid from an independent market maker. In the event that the Trust’s pricing vendor is unable to provide two independent broker firm bids or a market maker firm bid for event-linked bonds the Adviser will use an indicative price or firm bid as the price of the security (or average, if multiple such prices) provided that the Adviser Valuation Committee (the “Committee”) (comprised of officers of the Adviser and established pursuant to the policies and procedures adopted by the Board) determines that the indicative price or firm bid is reasonable. The Committee will use internal and/or independent external models to generate marks for the security. If the internal and/or independent external marks are within a predetermined range of the indicative price or firm bid, then the Committee may deem the indicative price or firm bid as reasonable. If the pricing sources above are not available, the Committee will fair value the security pursuant to procedures approved by the Board of Trustees. Event-linked bonds and similar restricted securities are valued on a weekly basis and on the last business day of each month. The Adviser monitors event-linked bonds daily for significant events that could affect the value of these investments.

Participation Notes and Preference Shares (“Quota Shares”) and private fund units are valued using at least one firm bid from an independent market maker. In the event that the Trust’s pricing vendor is unable to provide a market maker firm bid for Quota Shares, the Adviser will use an indicative price or firm bid as the price of the security (or average, if multiple such prices) provided that the Committee determines that the indicative price or firm bid is reasonable. The committee will use internal and/or independent external models to generate marks for the security. If the internal and/or independent external marks are within a predetermined range of the indicative price or firm bid, then the Committee may deem the indicative price or firm bid as reasonable. If the pricing sources above are not available, the Committee will fair value the security pursuant to procedures approved by the Board of Trustees. Quota Shares and private fund units are valued on a weekly basis and on the last business day of each month. The Adviser monitors Quota Shares and private fund units daily for significant events that could affect the value of these investments.

Over-the-counter (“OTC”) options are valued at the mean of the bid and asked quotations. If bid and ask are not available, the Committee will fair value the security pursuant to procedures approved by the Board of Trustees.

If market values are not readily available (including in cases where available market quotations are deemed to be unreliable or infrequent), the Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board (“fair value pricing”). In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate as further described below. The Committee has the responsibility for overseeing the implementation of the Fund’s valuation procedures and fair value determinations made on behalf of the Board. For purposes of determining fair value of securities, the Committee may use (or make use of) a variety of valuation methodologies, including, without limitation: (i) mathematical techniques that refer to the prices of similar or related securities; (ii) a percentage increase or decrease across all securities of a region, country or industry affected by a significant event; (iii) a multiple of earnings; (iv) a discount from market of a similar freely traded security; (v) the yield to maturity of debt securities; (vi) the recommendation of a pricing service; (vii) a single broker’s (or insurance company’s) quote; (viii) recent primary and/or secondary market transactions that the Fund believes to be comparable; (ix) modeling or development of events; or (x) any combination of the above. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Fund’s NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period.  There were no transfers between levels during the reporting period.  The following table summarizes the inputs used to value the Fund’s investments as of July 31, 2015:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Assets
Event-Linked Bonds
China	$-	$-	$2,929,247	$2,929,247
Global	-	64,194,198	13,362,801	$77,556,999
Japan	-	5,010,600	-	5,010,600
Mexico	-	3,922,400	-	3,922,400
Turkey	-	1,244,438	-	1,244,438
United States	-	213,930,330	7,531,253	221,461,583
Total Event-Linked Bonds	-	288,301,966	23,823,301	312,125,267
Participation Notes (Quota Shares) (1)	-	-	273,401,992	273,401,992
Preference Shares (Quota Shares) (1)	-	-	1,472,282,962	1,472,282,962
Private Fund Units (1)	-	-	129,431,530	129,431,530
Money Market Funds	31,516,592	-	-	31,516,592
Total Assets	$31,516,592	$288,301,966	$1,898,939,785	$2,218,758,343

Other Financial Instruments*
Futures	$3,648,022	$-	$-	$3,648,022
Total	$3,648,022	$-	$-	$3,648,022

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. These instruments are reflected at the net unrealized appreciation on the instrument.

(1) For further security characteristics, see the Fund's Schedule of Investments.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	Event-Linked Bonds	Participation Notes (Quota Shares)	Preference Shares (Quota Shares)	Private Fund Units
Beginning Balance - November 1, 2014	$11,182,424	$19,925,877	$778,956,928	$48,992,065
Acquisitions	13,043,000	266,929,572	976,626,120	122,557,576
Dispositions	(251,472)	(16,210,000)	(160,083,519)	(46,113,635)
Realized gains	-	-	-	5,625,317
Realized losses	-	-	(513,019)	-
Return of capital	-	-	(96,839,904)	-
Change in unrealized appreciation (depreciation)	(150,651)	2,756,543	(25,863,644)	(1,629,793)
Transfers in/(out) of Level 3	-	-	-	-
Ending Balance - July 31, 2015	$23,823,301	$273,401,992	$1,472,282,962	$129,431,530

The change in unrealized depreciation on positions still held in the Reinsurance Risk Premium Interval Fund was $(8,301,313), respectively.

Unobservable inputs included original transaction price, losses from severe weather events, and changes in market risk spread of comparable securities (including catastrophe bonds with similar risk profiles). Significant increases in the market risk spread of comparable instruments or severe weather losses in isolation would result in a significantly lower fair value measurement. A high amount of loss from severe weather may also increase market risk spreads. Quota Shares are monitored daily for significant events that could affect the value of the instruments.

The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of July 31, 2015:

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 7/31/15	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Participation Notes (Quota Shares)	Financial Services	$182,028,025	Insurance industry loss model	Estimated Losses: Estimated premiums earned:	$0.0MM - $7.2MM $0.0MM - $17.0MM	$6.6MM $15.5MM
Preference Shares (Quota Shares)	Financial Services	$1,149,583,930	Insurance industry loss model	Estimated Losses: Estimated premiums earned:	$0.1MM - $37.0MM $0.4MM - $51.0MM	$8.9MM $15.7MM
Private Fund Units	Financial Services	$129,431,530	Insurance industry loss model	Estimated Losses: Estimated premiums earned:	$0.0MM - $7.9MM $0.0MM - $15.5MM	$7.0MM $14.9MM

The Level 3 securities not listed above were priced using an indicative bid.

Derivative Transactions – The Fund engaged in derivatives and hedging activities during the period ended July 31, 2015. The use of derivatives included options and futures contracts. Further information regarding derivative activity for the Fund can be found in the Schedule of Investments.

Futures Contracts -- The Fund may purchase and sell futures contracts. The Fund held futures contracts during the period ended July 31, 2015.  The Fund uses futures contracts to hedge interest rate and foreign exchange rate exposure.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Upon entering into a contract, the Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

The average notional amount of futures contracts during the period ended July 31, 2015, were as follows:

Reinsurance Risk Premium Interval Fund
Short futures contracts
Foreign Currency Contracts	$45,979,872
U.S. Treasury Contracts	3,477,641
Total short futures contracts	$49,457,512

Options -- The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. The Fund wrote call or put options during the period ended July 31, 2015. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. OTC options are customized agreements between the parties.  With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period.  As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale).

Options on indices (including weather indices) are similar to options on securities, except that the index options require cash settlement payments and do not involve the actual purchase or sale of securities.

The Fund engaged in options during the period ended July 31, 2015.  The average market value of written options for the period ended July 31, 2015, was as follows:

Reinsurance Risk Premium Interval Fund
Written Options	$153,244

The Fund did not transact in purchased options during the period ended July 31, 2015.

Transactions in options written during the period ended July 31, 2015 were as follows:

Reinsurance Risk Premium Interval Fund
OTC Options	Contracts	Premiums
Outstanding, Beginning of period	-	$-
Options written	1	1,048,927
Options terminated in closing transactions	-	-
Options exercised	-	-
Options expired	(1)	(1,048,927)
Outstanding, end of period	-	$-

Balance Sheet -- Values of Derivatives at July 31, 2015

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
	BALANCE SHEET LOCATION	FAIR VALUE	BALANCE SHEET LOCATION	FAIR VALUE

Reinsurance Risk Premium Interval Fund
	Net assets - Unrealized appreciation on futures*	$3,667,945	Net assets - Unrealized depreciation on futures*	$19,923
Total		$3,667,945		$19,923

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Stone Ridge Trust II

By (Signature and Title)*   /s/ Ross Stevens
Ross Stevens, President

Date    September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Ross Stevens
Ross Stevens, President

Date    September 29, 2015

By (Signature and Title)*   /s/ Patrick Kelly
Patrick Kelly, Treasurer

Date    September 29, 2015

* Print the name and title of each signing officer under his or her signature.